UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1 – Proxy Voting Record.

Investment Company Report

SANDRIDGE ENERGY, INC.

Security	80007P869			Meeting Type		Annual
Ticker Symbol	SD			Meeting Date		05-Jun-2020
ISIN	US80007P8692			Agenda		935218001 - Management
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management
1A.	Election of Directors (Majority Voting)	Management	For	For	For
1B.	Election of Directors (Majority Voting)	Management	For	For	For
1C.	Election of Directors (Majority Voting)	Management	For	For	For
1D.	Election of Directors (Majority Voting)	Management	For	For	For
1E.	Election of Directors (Majority Voting)	Management	For	For	For
2.	Ratify Appointment of Independent Auditors	Management	For	For	For
3.	14A Executive Compensation	Management	For	For	For
Account Number	Account Name	Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000524783	BLACKSTONE GSO LS CREDIT INC FD	000524783		BNY MELLON	37,843	0	02-Jun-2020	02-Jun-2020

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
President and Chief Executive Officer

Date: August 17, 2020